ACCRUED LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCRUED LIABILITIES
ACCRUED LIABILITIES

5.   ACCRUED LIABILITIES

Accrued gaming and related taxes are comprised of the following (in thousands):

	September 30,	December 31,
	2020	2019
Gaming related, excluding taxes	9,854	9,556
Taxes, other than payroll and income taxes	6,220	4,141
	$16,074	$13,697

The gaming related accrual primarily consists of third party operators’ monies in excess of players’ cash gaming accounts, held by us, pending player withdrawals and open wagers.

4.   ACCRUED LIABILITIES

Accrued liabilities are comprised of the following (in thousands):

	December 31, 2019	December 31, 2018
Gaming related, excluding taxes	9,556	2,961
Taxes, other than payroll and income taxes	4,141	2,255
	$13,697	$5,216

The gaming related accrual primarily consists of third party operators’ monies, held by us in excess of players’ cash gaming accounts, pending withdrawals, and open wagers.